BBH Trust
                                  140 Broadway
                              New York, NY, 10005


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  BBH Trust (the "Registrant")
            BBH Money Market Fund
            BBH U.S. Treasury Money Fund
            BBH Tax Exempt Money Fund
            BBH International Equity Fund
            BBH Broad Market Fund
            BBH Real Return Fund
            BBH Core Select


           1933 Act File No. 333-128884
           1940 Act File No. 811-21822


Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant.

As you requested, we are including herein our responses to your comments we received for the initial Form N-1A filed on October 28, 2005.

This filing has been redlined to indicate changes that have been made to the Registration Statement since the initial filing on October 28, 2005.

Assuming that our responses to your comments and the other changes made to the Registration Statement meet with your approval, the Registrant and its principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the effective date of the Registration Statement be accelerated to 10:00 A.M. on December 8, 2006 or as soon thereafter as the Commission shall deem appropriate.


In response to your first comment: The reorganization of the Funds will be accomplished pursuant to Regulation 14A of the Securities Act of 1933 (Solicitation of Proxies) a "Plan of Reorganization" that was approved by the Predecessor Funds' Board of Trustees/Directors will be included in the filing. The approximate file date is set for December 15, 2006. The Funds' distributor authorized us to represent that the shares of the Trust's portfolios will not be marketed or sold until the reorganization has been accomplished.

In response to your second comment: Each Fund's' investment objectives may not be changed without shareholder approval.



In response to your third comment as it applies to the International Equity Fund's Prospectus: The following disclosure will be added-"The Fund will invest in companies that are economically tied to at least eight countries from different geographical regions throughout the world."

In response to your fourth comment: As applicable to each Fund, year-to-date return information will be added as of the end of the most recent quarter pursuant to Item 2(c) (2) (ii) of Form N-1A. In addition the Fund's performance will be separated from the index's performance in the Average Annual Total Returns Table pursuant to Item 2(c) (2) (iii) of Form N-1A.

In response to your fifth comment: As applicable to each Fund, numbers will be added to reflect the Other Expenses and Total Annual Fund Operating Expenses for each Fund by pre-effective amendment.

In response to your sixth comment: As applicable to each Fund, the names, titles and lengths of service for the individuals primarily responsible for the day to day management of each Fund as well as the other information required by Item 5(a) (2) of Form N-1A will be disclosed.

In response to your seventh comment: The Financial Highlights section will be modified for each Fund to reflect the financial information of the correlating Predecessor Fund as of its most recent completed fiscal year.

In response to your eighth comment: As it applies to the International Equity Fund's prospectus, the risks of time zone arbitrage to the Fund will be described in the "Frequent Trading" disclosures.

In response to your ninth comment: Disclosure has been added to comply with this comment.

In response to your tenth comment: The disclosure will be modified to reflect that the new Trust's file number of 811-21829.

In response to your eleventh comment: As applicable to each Fund the "Concentration" limitation has been modified and will not make references to futures or options contracts.

In response to your twelfth comment: Equity ownership information for Joseph V. Shields will be added. In addition figures for the corresponding equity ownership table will be added.

In response to you thirteenth Comment: Appropriate disclosure will be added in response to this comment.

In response to you fourteenth comment: The Board of Trustees is scheduled to meet to review the investment advisory agreement on December 11, 2006. Following that meeting appropriate disclosure will be added by pre-effective amendment.

In response to you fifteenth comment: The information required by Item 15(a) for each of the individuals identified in response to comment 6 above, will be added.

In response to your sixteenth comment, as it pertains to the Broad Market Fund's (formerly BBH Broad Market Fixed Income Fund) prospectus: the inverse relationship between changes in interest rates and the movement of bond prices will be described.

In response to your seventeenth comment, the fund has changed its name from BBH Tax-Efficient Equity Fund to BBH Core Select and Rule 35d-1 will not apply.

In response to your eighteenth comment, as it relates to the BBH Core Select's, (formerly the Tax Efficient Equity Fund's) prospectus: The Fund's principal investment strategy has been modified and will not include the statement "the Investment Adviser focuses on companies within the Russell 1000 Index".

In response to your nineteenth comment, as it relates to the BBH Core Select's, (formerly the Tax Efficient Equity Fund's) prospectus: The mid-cap risks disclosure will be removed from the prospectus and placed in the Statement of Additional Information, as mid-cap securities are not a principal investment for this Fund.

In response to your twentieth comment, as it relates to the BBH Real Return Fund, (formerly the BBH Inflation Indexed Fund): The columns in the Average Annual Total Return Table will be clarified to reflect the required periods. In addition the returns of an appropriate broad-based securities market index for the same period as the Fund's returns will be disclosed.

In response to your twenty first, twenty second, twenty third, twenty fourth and twenty fifth comments: the BBH Prime Institutional Money Market Fund and the BBH U.S. Money Market Portfolio will be removed from this Registrant; the Predecessor Funds of the same name will be voluntarily liquidated prior to the reorganization.

In response to your twenty sixth comment: We understand your comment.

In response to your twenty seventh comment: No omitted information.

In response to your twenty eighth comment: The Registrant does not anticipate and exemptive application or no-action request in connection with its registration statements.

In response to your twenty ninth comment: We understand your comment.

In response to your thirtieth comment: We understand your comment.

If you have any questions, please contact me at (412) 288-6812.



                                     Very truly yours,





                                     /s/ Diane J. Palmer

                                     Diane J. Palmer

                                     Paralegal







Enclosures







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